Summary of Significant Accounting Policies - Schedule of Consolidated Operations (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 563,780	$ 498,122	$ 401,825
Cost of revenues	(512,057)	(453,365)	(355,662)
Income from operations	16,724	14,450	14,420
Net income	$ 11,984	$ 10,490	$ 10,828